STOCK-BASED COMPENSATION (Tables) - Rocket Lab USA, Inc.	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of Stock-based Compensation Recorded in Consolidated Statements of Operations and Comprehensive Loss
Total stock-based compensation recorded related to the 2013 Plan in the condensed consolidated statements of operations and comprehensive loss during the six months ended June 30, 2021 and 2020, respectively consisted of the following:

	Six-Months Ended June 30,
Stock-based compensation	2021	2020
Cost of goods sold	$604	$715
Research and development	966	421
Selling, general and administrative	809	787

Total stock-based compensation expense	2,379	1,923

Total stock-based compensation recorded in the consolidated statements of operations and comprehensive loss during the years ended December 31 consisted of the following:

	2020	2019
Cost of goods sold	$1,400	$1,394
Research and development	1,183	162
Selling, general and administrative	1,636	2,374

Total stock-based compensation expense	$4,218	$3,930

Summary of Stock Option Activity

The following summarizes the stock option activity of the Plan for the years ended December 31:

	Options to Purchase Common Stock	Weighted- Average Exercise Price per Share	Weighted- Average Grant Date Fair Value per Share	Weighted- Average Remaining Contract Life (In Years)	Aggregate Intrinsic Value
Outstanding — at January 1, 2019	3,093,543	$8.08	$4.22	8.68	$9,131
Granted	416,549	11.83	6.84
Exercised	(152,247)	3.82		5.43	1,366
Forfeited	(254,051)	9.70
Expired	(94,434)	3.15

Outstanding — at December 31, 2019	3,009,360	$8.83	$4.57	7.95	$11,941
Granted	10,000	12.80	7.11
Exercised	(305,867)	3.23		3.21	2,565
Forfeited	(166,479)	11.38
Expired	(108,873)	9.55

Outstanding — at December 31, 2020	2,438,141	$9.35	$4.81	7.12	$85,853

Options vested and exercisable — at December 31, 2020	1,626,906	$8.82	$4.44	6.83	$57,660
Options vested and exercisable — at December 31, 2019	1,310,763	7.03	$3.40	7.09	$7,552

Summary of Weighted-average Assumptions
The following weighted-average assumptions were used in the Black-Sholes option-pricing model calculation for stock options granted for the years ended December 31:

	2020	2019
Fair value per share of common stock	12.80	11.84
Expected volatility	60.0%	60.0%
Risk-free interest rate	0.6%	1.9% - 2.5%
Expected life (years)	6.25	6.25
Dividend rate	None	None

Summary of Performance-based Restricted Stock Unit Activity
The following summarizes the performance-based restricted stock unit activity of the Plan for the years ended December 31:

	Number of Units	Weighted- Average Grant Date Fair Value
Outstanding — at January 1, 2019	—	$—
Granted	761,430	12.80
Forfeited	(8,813)	12.80

Outstanding — at December 31, 2019	752,617	12.80
Granted	657,239	11.32
Forfeited	(103,938)	12.70

Outstanding — at December 31, 2020	1,305,918	$12.06

Units expected to vest — at December 31, 2020	—	$—
Units expected to vest — at December 31, 2019	—	$—